Business Combination	6 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATIONS

For the six months ended December 31, 2022, the Company completed several business combinations with total purchase consideration in aggregate was $19,948,542, among which $11,223,456 was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.

The valuations used in the purchase price allocation were determined by the Company with the assistance of independent third-party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity interests and debt investment or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.

According to the independent valuation reports, the purchase prices allocation to the assets acquired and liabilities assumed based on their fair values were as follows:

Acquisition of 75% ownership in Zhongrun

In USD
Fair value of total consideration transferred:
Equity instrument (32,702,121 ordinary shares issued, 606,223 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	11,350,319
Cash consideration	430,750
Total consideration	11,781,069

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774

Acquisition of 60% ownership in Youyou

In USD
Fair value of total consideration transferred:
Equity instrument (2,702,826 ordinary shares issued, 13,514 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	2,000,091
Cash consideration	574,333
Total consideration	2,574,424

Recognized amounts of identifiable assets acquired and liability assumed:
Total identifiable net assets	329,725
Fair value of non-controlling interest	131,890
Goodwill	2,376,589

Acquisition of 100% ownership in Chuangying

In USD
Fair value of total consideration transferred:
Equity instrument (14,438,584 ordinary shares issued, 72,193 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	5,593,049
Total consideration	5,593,049

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	1,426,798
Intangible assets - copyrights and trademarks	242,556
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Fair value of non-controlling interest	-
Goodwill	3,534,093